Leases (Tables)	12 Months Ended
Dec. 31, 2012
Lease Rental Costs
	Years Ended December 31,
Lease Rental Costs	2012	2011	2010
	(in millions)
Net Lease Expense on Operating Leases	$346	$343	$343
Amortization of Capital Leases	73	72	97
Interest on Capital Leases	29	32	26
Total Lease Rental Costs	$448	$447	$466

Property, Plant and Equipment and Related Obligations Under Capital Leases
	December 31,
Property, Plant and Equipment Under Capital Leases	2012	2011
	(in millions)
Generation	$117	$104
Other Property, Plant and Equipment	495	485
Total Property, Plant and Equipment Under Capital Leases	612	589
Accumulated Amortization	173	137
Net Property, Plant and Equipment Under Capital Leases	$439	$452

Obligations Under Capital Leases
Noncurrent Liability	$375	$384
Liability Due Within One Year	74	74
Total Obligations Under Capital Leases	$449	$458

Future Minimum Lease Payments
		Noncancelable
Future Minimum Lease Payments	Capital Leases	Operating Leases
	(in millions)
2013	$95	$302
2014	79	275
2015	65	257
2016	59	233
2017	63	219
Later Years	244	1,034
Total Future Minimum Lease Payments	605	$2,320
Less Estimated Interest Element	156
Estimated Present Value of Future Minimum
Lease Payments	$449

Future Minimum Lease Payments of Rockport Lease
Future Minimum Lease Payments	AEGCo	I&M
	(in millions)
2013	$74	$74
2014	74	74
2015	74	74
2016	74	74
2017	74	74
Later Years	369	369
Total Future Minimum Lease Payments	$739	$739

Appalachian Power Co [Member]
Lease Rental Costs
Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

Property, Plant and Equipment and Related Obligations Under Capital Leases
December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

Future Minimum Lease Payments
Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$6,988	$6,827	$13,669	$4,222	$25,706
2014	4,596	5,649	10,371	3,149	23,702
2015	3,849	4,279	7,383	1,921	21,585
2016	3,372	3,504	6,743	1,636	18,728
2017	2,809	3,344	6,322	1,646	20,103
Later Years	3,748	11,781	17,905	1,709	60,112
Total Future Minimum Lease
Payments	25,362	35,384	62,393	14,283	169,936
Less Estimated Interest Element	2,902	6,739	11,305	1,782	38,176
Estimated Present Value of Future
Minimum Lease Payments	$22,460	$28,645	$51,088	$12,501	$131,760

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$15,693	$98,719	$58,968	$2,383	$5,893
2014	13,959	98,673	55,261	1,858	4,279
2015	11,054	97,266	52,287	1,524	3,672
2016	10,270	89,872	46,002	1,231	3,030
2017	9,819	84,142	42,678	1,048	2,681
Later Years	47,613	423,279	68,094	1,723	10,297
Total Future Minimum Lease
Payments	$108,408	$891,951	$323,290	$9,767	$29,852

Maximum Potential Loss
Maximum
Company	Potential Loss
(in thousands)
APCo	$3,463
I&M	2,432
OPCo	4,003
PSO	1,171
SWEPCo	2,405

Indiana Michigan Power Co [Member]
Lease Rental Costs
Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

Property, Plant and Equipment and Related Obligations Under Capital Leases
December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

Future Minimum Lease Payments
Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$6,988	$6,827	$13,669	$4,222	$25,706
2014	4,596	5,649	10,371	3,149	23,702
2015	3,849	4,279	7,383	1,921	21,585
2016	3,372	3,504	6,743	1,636	18,728
2017	2,809	3,344	6,322	1,646	20,103
Later Years	3,748	11,781	17,905	1,709	60,112
Total Future Minimum Lease
Payments	25,362	35,384	62,393	14,283	169,936
Less Estimated Interest Element	2,902	6,739	11,305	1,782	38,176
Estimated Present Value of Future
Minimum Lease Payments	$22,460	$28,645	$51,088	$12,501	$131,760

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$15,693	$98,719	$58,968	$2,383	$5,893
2014	13,959	98,673	55,261	1,858	4,279
2015	11,054	97,266	52,287	1,524	3,672
2016	10,270	89,872	46,002	1,231	3,030
2017	9,819	84,142	42,678	1,048	2,681
Later Years	47,613	423,279	68,094	1,723	10,297
Total Future Minimum Lease
Payments	$108,408	$891,951	$323,290	$9,767	$29,852

Maximum Potential Loss
Maximum
Company	Potential Loss
(in thousands)
APCo	$3,463
I&M	2,432
OPCo	4,003
PSO	1,171
SWEPCo	2,405

Future Minimum Lease Payments of Rockport Lease
Future Minimum Lease Payments	I&M
(in millions)
2013	$74
2014	74
2015	74
2016	74
2017	74
Later Years	369
Total Future Minimum Lease Payments	$739

Ohio Power Co [Member]
Lease Rental Costs
Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

Property, Plant and Equipment and Related Obligations Under Capital Leases
December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

Future Minimum Lease Payments
Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$6,988	$6,827	$13,669	$4,222	$25,706
2014	4,596	5,649	10,371	3,149	23,702
2015	3,849	4,279	7,383	1,921	21,585
2016	3,372	3,504	6,743	1,636	18,728
2017	2,809	3,344	6,322	1,646	20,103
Later Years	3,748	11,781	17,905	1,709	60,112
Total Future Minimum Lease
Payments	25,362	35,384	62,393	14,283	169,936
Less Estimated Interest Element	2,902	6,739	11,305	1,782	38,176
Estimated Present Value of Future
Minimum Lease Payments	$22,460	$28,645	$51,088	$12,501	$131,760

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$15,693	$98,719	$58,968	$2,383	$5,893
2014	13,959	98,673	55,261	1,858	4,279
2015	11,054	97,266	52,287	1,524	3,672
2016	10,270	89,872	46,002	1,231	3,030
2017	9,819	84,142	42,678	1,048	2,681
Later Years	47,613	423,279	68,094	1,723	10,297
Total Future Minimum Lease
Payments	$108,408	$891,951	$323,290	$9,767	$29,852

Maximum Potential Loss
Maximum
Company	Potential Loss
(in thousands)
APCo	$3,463
I&M	2,432
OPCo	4,003
PSO	1,171
SWEPCo	2,405

Public Service Co of Oklahoma [Member]
Lease Rental Costs
Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

Property, Plant and Equipment and Related Obligations Under Capital Leases
December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

Future Minimum Lease Payments
Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$6,988	$6,827	$13,669	$4,222	$25,706
2014	4,596	5,649	10,371	3,149	23,702
2015	3,849	4,279	7,383	1,921	21,585
2016	3,372	3,504	6,743	1,636	18,728
2017	2,809	3,344	6,322	1,646	20,103
Later Years	3,748	11,781	17,905	1,709	60,112
Total Future Minimum Lease
Payments	25,362	35,384	62,393	14,283	169,936
Less Estimated Interest Element	2,902	6,739	11,305	1,782	38,176
Estimated Present Value of Future
Minimum Lease Payments	$22,460	$28,645	$51,088	$12,501	$131,760

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$15,693	$98,719	$58,968	$2,383	$5,893
2014	13,959	98,673	55,261	1,858	4,279
2015	11,054	97,266	52,287	1,524	3,672
2016	10,270	89,872	46,002	1,231	3,030
2017	9,819	84,142	42,678	1,048	2,681
Later Years	47,613	423,279	68,094	1,723	10,297
Total Future Minimum Lease
Payments	$108,408	$891,951	$323,290	$9,767	$29,852

Maximum Potential Loss
Maximum
Company	Potential Loss
(in thousands)
APCo	$3,463
I&M	2,432
OPCo	4,003
PSO	1,171
SWEPCo	2,405

Southwestern Electric Power Co [Member]
Lease Rental Costs
Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

Property, Plant and Equipment and Related Obligations Under Capital Leases
December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,798	$19,102	$39,080	$3,624	$27,745
Other Property, Plant and Equipment	20,944	22,697	35,666	15,614	154,166
Total Property, Plant and Equipment	32,742	41,799	74,746	19,238	181,911
Accumulated Amortization	10,282	13,154	27,513	6,738	50,440
Net Property, Plant and Equipment
Under Capital Leases	$22,460	$28,645	$47,233	$12,500	$131,471

Obligations Under Capital Leases:
Noncurrent Liability	$16,375	$22,842	$36,381	$8,864	$114,161
Liability Due Within One Year	6,085	5,803	14,707	3,636	17,599

Total Obligations Under Capital Leases	$22,460	$28,645	$51,088	$12,500	$131,760

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

Future Minimum Lease Payments
Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$6,988	$6,827	$13,669	$4,222	$25,706
2014	4,596	5,649	10,371	3,149	23,702
2015	3,849	4,279	7,383	1,921	21,585
2016	3,372	3,504	6,743	1,636	18,728
2017	2,809	3,344	6,322	1,646	20,103
Later Years	3,748	11,781	17,905	1,709	60,112
Total Future Minimum Lease
Payments	25,362	35,384	62,393	14,283	169,936
Less Estimated Interest Element	2,902	6,739	11,305	1,782	38,176
Estimated Present Value of Future
Minimum Lease Payments	$22,460	$28,645	$51,088	$12,501	$131,760

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$15,693	$98,719	$58,968	$2,383	$5,893
2014	13,959	98,673	55,261	1,858	4,279
2015	11,054	97,266	52,287	1,524	3,672
2016	10,270	89,872	46,002	1,231	3,030
2017	9,819	84,142	42,678	1,048	2,681
Later Years	47,613	423,279	68,094	1,723	10,297
Total Future Minimum Lease
Payments	$108,408	$891,951	$323,290	$9,767	$29,852

Maximum Potential Loss
Maximum
Company	Potential Loss
(in thousands)
APCo	$3,463
I&M	2,432
OPCo	4,003
PSO	1,171
SWEPCo	2,405